Summary of Significant Accounting Policies - Schedule Of Estimated Useful Lives Of Property Plant And Equipment (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	10 years